Intangible Assets (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CLP ($)
Intangible Assets (Details) [Line Items]
Write-offs Intangibles (in Pesos)	$ 1,178
Assumed market share percentage at year six and onwards	17.00%
Discount rate was computed by using CAPM	6.70%
Discount rate from bank	7.50%
Return on market equity percentage	9.80%
Discount rate (real terms) percentage computed by using CAPM	9.00%
Bank sensitivity analysed discounts rates one	8.00%
Bank sensitivity analysed discounts rates two	10.00%
Individual Business Segment [Member] | Citibank Chile [Member]
Intangible Assets (Details) [Line Items]
Goodwill (in Pesos)	$ 12,576